SIGNIFICANT ACCOUNTING POLICIES - Significant risks and uncertainties (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥) item	Dec. 31, 2016 CNY (¥) item	Dec. 31, 2015 item
Significant risks and uncertainties
Cash and cash equivalents, restricted cash and restricted time deposits denominated in RMB that are subject to government controls | ¥	¥ 1,073.4	¥ 558.6
Number of Individual Investor or Institutional Funding Partner that accounted for more than 10% of the Group's total funding cost	0	0	1
Number of Individual Investor or Institutional Funding Partner that accounted for more than 10% of the Group's Funding Debts	0	0
Purchases
Significant risks and uncertainties
Numbers of suppliers accounted for more than 10% of the Group's total purchases	2	3	2
Accounts payable
Significant risks and uncertainties
Numbers of suppliers accounted for more than 10% of the Group's accounts payable	0	2
Supplier Concentration Risk | Inventory supplier A
Significant risks and uncertainties
Concentration risk (as a percent)		56.00%
Supplier Concentration Risk | Inventory supplier B
Significant risks and uncertainties
Concentration risk (as a percent)		11.00%
Geographic Concentration Risk | Cash and cash equivalents, restricted cash and restricted time deposits | PRC
Significant risks and uncertainties
Concentration risk (as a percent)	67.00%